Cash and Cash Equivalents - Summary of Cash and Cash Equivalent Rollforward (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other differences to cash and cash equivalents in statement of cash flows	$ 157,822,074	$ 160,391,959	$ 167,371,073	$ 282,877,422
Cash flow payments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	(94,241,738)	(71,178,709)	(189,143,681)
Cash flow receipts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	142,465,840	91,348,509	91,910,712
Other movements
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	(50,793,987)	(27,148,914)	(18,273,380)
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other differences to cash and cash equivalents in statement of cash flows	7,675,499	8,535,060	12,829,460	12,829,461
Lease Liabilities | Cash flow payments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	(2,675,287)	(3,381,869)	(3,919,605)
Lease Liabilities | Cash flow receipts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Lease Liabilities | Other movements
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	1,815,726	(912,531)	3,919,604
Debt Securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other differences to cash and cash equivalents in statement of cash flows	67,303,327	54,487,112	50,201,358	117,047,039
Debt Securities | Cash flow payments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	(40,139,963)	(33,225,902)	(81,853,704)
Debt Securities | Cash flow receipts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	67,426,678	46,521,453	34,483,183
Debt Securities | Other movements
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	(14,470,500)	(9,009,797)	(19,475,160)
Subordinated Debt Securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other differences to cash and cash equivalents in statement of cash flows	45,405,004	51,182,953	63,666,624	62,041,180
Subordinated Debt Securities | Cash flow payments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Cash flow receipts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Other movements
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	(5,777,949)	(12,483,671)	1,625,444
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other differences to cash and cash equivalents in statement of cash flows	37,438,244	46,186,834	40,673,631	$ 90,959,742
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow payments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	(51,426,488)	(34,570,938)	(103,370,372)
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow receipts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	75,039,162	44,827,056	57,427,529
Financing Received from the Argentine Central Bank and Other Financial Institutions | Other movements
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Differences to cash and cash equivalents in statement of cash flows	$ (32,361,264)	$ (4,742,915)	$ (4,343,268)